Share-Based Compensation Expense - Summary of Unit Activity related to RSUs (Details) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance		7,766,161
Granted		4,915,639
Vested		(1,754,312)
Forfeited		(507,752)
Ending Balance		10,419,736		7,766,161
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 10.28
Weighted Average Grant Date Fair Value Per Unit, Granted		8.86
Weighted Average Grant Date Fair Value Per Unit, Vested		9.24
Weighted Average Grant Date Fair Value Per Unit, Forfeited		9.7
Weighted Average Grant Date Fair Value Per Unit, Ending Balance		$ 9.82		$ 10.28
RSUs [Member] | Predecessor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance				2,614	2,999	2,907
Granted					254	1,990
Vested					(517)	(944)
Forfeited					(121)	(954)
Ending Balance			2,614		2,614	2,999
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance				$ 6,741	$ 4,563	$ 4,785
Weighted Average Grant Date Fair Value Per Unit, Granted					28,875	4,578
Weighted Average Grant Date Fair Value Per Unit, Vested					5,459	5,374
Weighted Average Grant Date Fair Value Per Unit, Forfeited					4,527	4,491
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 6,741		$ 6,741	$ 4,563
RSUs [Member] | Successor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1]	7,766,161	854,764	7,148,416
Granted	[1]		9,475,330	5,019,998
Vested	[1]		(3,014,054)	(3,053,701)
Forfeited	[1]		(167,624)	(1,348,552)
Ending Balance	[1]		7,148,416	7,766,161	7,148,416
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 10.28	$ 9.91	$ 12.27
Weighted Average Grant Date Fair Value Per Unit, Granted			12.6	9.01
Weighted Average Grant Date Fair Value Per Unit, Vested			12.62	12.24
Weighted Average Grant Date Fair Value Per Unit, Forfeited			12.64	11.46
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 12.27	$ 10.28	$ 12.27
Performance-based RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1],[2]	30,085,723
Granted	[1],[2]	3,327,804
Forfeited	[1],[2]	(1,596,278)
Ending Balance	[1],[2]	31,817,249		30,085,723
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 11.38
Weighted Average Grant Date Fair Value Per Unit, Granted		8.86
Weighted Average Grant Date Fair Value Per Unit, Forfeited		9.44
Weighted Average Grant Date Fair Value Per Unit, Ending Balance		$ 11.22		$ 11.38
Performance-based RSUs [Member] | Predecessor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance				9,045	9,223	7,563
Granted					389	5,469
Forfeited					(567)	(3,809)
Ending Balance			9,045		9,045	9,223
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance				$ 4,888	$ 4,015	$ 3,350
Weighted Average Grant Date Fair Value Per Unit, Granted					24,420	4,572
Weighted Average Grant Date Fair Value Per Unit, Forfeited					2,626	3,513
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 4,888		$ 4,888	$ 4,015
Performance-based RSUs [Member] | Successor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1],[2]	30,085,723	7,816,743	16,743,113
Granted	[1],[2]		9,107,424	15,816,619
Forfeited	[1],[2]		(181,054)	(2,474,009)
Ending Balance	[1],[2]		16,743,113	30,085,723	16,743,113
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 11.38	$ 9.56	$ 11.2
Weighted Average Grant Date Fair Value Per Unit, Granted			12.63	11.76
Weighted Average Grant Date Fair Value Per Unit, Forfeited			12.51	11.9
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 11.2	$ 11.38	$ 11.2

[1]	These share totals include both unvested shares and restricted stock units.
[2]	PRSUs granted includes both new grants in the period as well as adjustments in the period to existing grants to account for the expected level of achievement of the performance-based vesting requirements.